Intangible Assets - Changes in Goodwill by Business Segment (Parenthetical) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
	Apr. 01, 2019	Mar. 31, 2020	Mar. 31, 2019
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill		¥ 31,647	¥ 4,707
Head Office Account and Others [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	¥ 17,022	¥ 31,647